Average Annual Total Returns - Allspring Taxable Fixed Income Funds - Classes A, C, Administrator and Institutional - Income Plus Fund		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		2.77%	1.92%	3.66%
Performance Inception Date	Jan. 31, 2013
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.58%	(0.12%)	2.01%
Performance Inception Date	Jan. 31, 2013
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.60%	0.58%	2.10%
Performance Inception Date	Jan. 31, 2013
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	3.05%	4.40%
Performance Inception Date	Jan. 31, 2013